UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 103.0%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,808,285
County/City/Special District/School District — 26.5%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,000	10,365,300
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC), 6.03%, 8/01/37 (a)	11,980	2,943,007
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,095,186
Colton Joint Unified School District, GO, Series A (NPFGC), 5.38%, 8/01/26	2,500	2,577,050
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,033,330
Covina-Valley Unified School District California, GO, Refunding, Series A (AGM), 5.50%, 8/01/12 (b)	2,395	2,450,971
Culver City Redevelopment Finance Authority California, Tax Allocation Bonds, Refunding, Series A (AGM), 5.60%, 11/01/25	3,750	3,762,675
Desert Community College District, GO, CAB, Election of 2004, Series C (AGM), 5.90%, 8/01/46 (a)	5,000	726,900
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,375,780
Grossmont Union High School District, GO, CAB, Election of 2004, 5.46%, 8/01/32 (a)	10,000	3,507,900
Grossmont-Cuyamaca Community College District, GO, Refunding, CAB, Election of 2002, Series C (AGC), 5.20%, 8/01/30 (a)	11,225	4,488,878
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,535,570
Merced Union High School District, GO, CAB, Election of 2008, Series C (a):
6.61%, 8/01/33	2,500	790,750
6.41%, 8/01/36	4,100	1,079,694
7.07%, 8/01/41	5,000	764,450
Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 5.54%, 8/01/38 (a)	7,500	1,772,925
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,763,225

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	$10,000	$10,901,900
Port of Oakland, Refunding RB, Series M (NPFGC), 5.38%, 11/01/27	18,000	18,242,460
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,501,900
Rio Hondo Community College District, GO, CAB, Election of 2004, Series C, 5.33%, 8/01/36 (a)	16,650	4,709,785
San Bernardino Community College District, GO:
Election of 2002, Series A, 6.25%, 8/01/33	310	366,259
Election of 2008, Series B, 5.51%, 8/01/44 (a)	7,665	1,361,611
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	900	1,010,817
San Jose Financing Authority, RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	14,800	14,845,436
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,560	2,803,891
5.75%, 5/01/42	4,500	5,115,960
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00% 8/01/47 (a)(c)	4,800	683,520
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,367,099
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	5,000	5,853,150
Vista Unified School District California, GO, Series A (AGM), 5.25%, 8/01/25	10,000	10,099,400
West Contra Costa County Unified School District California, GO, Election of 2005, Series A (AGM), 5.00%, 8/01/35	10,000	10,834,900
West Contra Costa Unified School District California, GO:
Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,714,619
Election of 2010, Series A, 5.25%, 8/01/41	5,390	5,937,139

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	$4,300	$5,110,894
		172,494,331
Education — 8.2%
Anaheim City School District California, GO, Election of 2010 (AGM), 6.25%, 8/01/40	3,750	4,488,337
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,856,550
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,570,691
5.75%, 8/01/35	8,400	9,926,112
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,723,262
San Diego Community College District, GO, Election of 2006 (AGM), 5.00%, 8/01/30	8,000	8,841,440
San Jose Evergreen Community College District, GO, Election of 2010, Series A, 5.00%, 8/01/41	5,975	6,610,919
University of California, RB, Series L, 5.00%, 5/15/36	3,030	3,312,245
University of California, Refunding RB, General, Series A (AMBAC), 5.00%, 5/15/27	5,000	5,204,050
		53,533,606
Health — 13.2%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.25%, 8/01/39	5,000	5,793,900
Series A, 6.00%, 8/01/30	2,250	2,693,160
California Health Facilities Financing Authority, RB:
Adventist Health System, Series A, 5.00%, 3/01/33	3,190	3,208,215
Kaiser Permanente, Series A, 5.25%, 4/01/39	6,550	6,819,926
Providence Health Services, Series B, 5.50%, 10/01/39	4,000	4,477,080
Sutter Health, Series A, 5.25%, 11/15/46	19,000	19,943,350
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,700	4,286,894

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB (concluded):
Sutter Health, Series B, 6.00%, 8/15/42	$9,655	$11,317,881
California Statewide Communities Development Authority, RB:
Health Facility Memorial Health Services, Series A, 6.00%, 4/01/13 (b)	4,915	5,172,988
Kaiser Permanente, Series A, 5.00%, 4/01/42	10,500	11,201,715
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,100	6,361,751
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	3,820	4,578,117
		85,854,977
State — 9.1%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,277,532
California State Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,358,011
State of California, GO:
6.00%, 3/01/33	5,800	6,899,738
6.00%, 4/01/38	28,265	32,592,089
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/41	13,000	13,959,270
		59,086,640
Transportation — 14.6%
City of Fresno California, RB, Series B, AMT (AGM), 5.50%, 7/01/20	4,455	4,562,989
City of San Jose California, RB:
Series A-1, AMT, 6.25%, 3/01/34	1,400	1,603,266
Series A-1, AMT, 5.25%, 3/01/23	2,985	3,355,289
County of Orange California, RB, Series B, 5.75%, 7/01/34	6,345	7,084,319
County of Sacramento California Airport System, RB:
Senior Series A (AGC), 5.50%, 7/01/41	7,275	7,911,562
Senior Series B, 5.75%, 7/01/39	2,650	2,922,473
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,732,197
Senior Series B, AMT (AGM), 5.25%, 7/01/33	19,525	20,693,181

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Los Angeles Department of Airports, RB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	$2,590	$2,967,752
Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	2,775	3,057,523
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,220,199
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	9,650	11,149,803
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM), 5.75%, 5/01/24	5,000	5,725,700
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,878,776
		94,865,029
Utilities — 31.0%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,515,436
City of Escondido California, COP, Refunding, Series A (NPFGC), 5.75%, 9/01/24	465	465,284
City of Los Angeles California, Refunding RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,279,100
5.00%, 6/01/32	3,000	3,372,870
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,758,040
East Bay Municipal Utility District, Refunding RB, Sub-Series A:
(AGM), 5.00%, 6/01/37	11,190	12,348,053
(AMBAC), 5.00%, 6/01/33	5,000	5,615,800
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,500	2,710,675
Imperial Irrigation District, Refunding RB, System, 5.13%, 11/01/38	9,500	10,174,025
Los Angeles Department of Water & Power, RB, Series A, 5.38%, 7/01/38	10,500	11,740,995
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	16,000	18,154,240
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/13 (b)	8,605	9,178,695
Orange County Sanitation District, Refunding RB, Series A, 4.00%, 2/01/33	25,000	26,706,500
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	3,000	3,096,090

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Sacramento Municipal Utility District, RB, Series R (NPFGC), 5.00%, 8/15/33	$17,500	$18,183,375
San Diego County Water Authority, COP, Series A (NPFGC), 5.00%, 5/01/12 (b)	6,505	6,570,896
San Diego County Water Authority, COP, Refunding, Series A (NPFGC), 5.00%, 5/01/32	3,495	3,534,598
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A:
5.25%, 5/15/34	1,000	1,129,660
5.25%, 5/15/39	12,815	14,347,930
San Francisco City & County Public Utilities Commission, RB:
Local Water Main Sub-Series C, 5.00%, 11/01/41	5,000	5,499,950
Series A (NPFGC), 5.00%, 11/01/12 (b)	15,000	15,228,300
Series B, 5.00%, 11/01/30	14,000	15,848,560
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33 (c)	7,325	8,382,584
		201,841,656
Total Municipal Bonds in California		670,484,524

Puerto Rico — 0.3%
County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., RB, Series C, 6.22%, 8/01/39 (a)	8,750	1,937,163
Total Municipal Bonds in Puerto Rico		1,937,163
Total Municipal Bonds – 103.3%		672,421,687

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
California — 61.8%
County/City/Special District/School District — 33.1%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	13,180	14,133,310
Contra Costa Community College District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	7,800	8,277,204
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	17,603,293
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	10,000	11,193,100

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	$6,647	$7,464,811
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	12,961,477
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	12,361,093
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,012,300
Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,349,230
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/35	8,997	9,891,711
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,917	8,542,100
Ohlone Community College District, GO, Series B (AGM), 5.00%, 8/01/30	16,518	17,773,505
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,759,400
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	17,770	19,730,031
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/15 (b)	12,549	14,281,091
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	23,100	25,321,758
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	2,499	2,739,696
		215,395,110
Education — 11.8%
Chaffey Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 6/01/30	9,905	10,654,177
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,198,230
Mount Diablo California Unified School District, GO, 5.00%, 6/01/31	4,000	4,303,320
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	9,901,059

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (concluded)
Education (concluded)
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	$17,397	$18,117,515
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,590,320
Series O, 5.75%, 5/15/34	11,190	12,983,757
		76,748,378
Transportation — 2.5%
Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,429,485
San Mateo County Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,871,400
		16,300,885
Utilities — 14.4%
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,100	9,717,162
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	12,070	13,266,258
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	15,870,603
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,206,725
Metropolitan Water District of Southern California, RB, Series A (AGM), 5.00%, 7/01/35	12,870	14,170,642
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,432,593
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	4,500	4,910,130
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	4,000	4,198,720
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	16,740	18,259,155
		94,031,988
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 61.8%		402,476,361
Total Long-Term Investments (Cost – $1,004,785,992) – 165.1%		1,074,898,048

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
California Health Facilities Financing Authority, RB, VRDN, Hospital Adventist Health System, Series B (Wells Fargo Bank NA LOC), 0.22%, 4/30/12 (e)	$1,700	$1,700,000

	Shares
BIF California Municipal Money Fund, 0.00% (f)(g)	10,185,618	10,185,618
Total Short-Term Securities (Cost – $11,885,618) – 1.9%		11,885,618
Total Investments (Cost - $1,016,671,610*) – 167.0%		1,086,783,666
Other Assets Less Liabilities – 1.9%		12,336,127
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (29.9)%		(194,249,852)
VMTP Shares, at Liquidation Value – (39.0)%		(254,000,000)
Net Assets Applicable to Common Shares – 100.0%		$650,869,941

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$821,975,188
Gross unrealized appreciation	$70,679,494
Gross unrealized depreciation	(14,971)
Net unrealized appreciation	$70,664,523

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup NA	$8,382,584	$107,165
Stifel Nicolaus & Co.	$683,520	$16,272

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
BIF California Municipal Money Fund	7,347,551	2,838,067	10,185,618	—

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
400	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$52,912,500	$(796,073)

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,074,898,048	—	$1,074,898,048
Short-Term Securities	$10,185,618	1,700,000	—	11,885,618
Total	$10,185,618	$1,076,598,048	—	$1,086,783,666

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(796,073)	—	—	$(796,073)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$528,000	—	—	$528,000
Liabilities:
TOB trust certificates	—	$(194,143,955)	—	(194,143,955)
VMTP Shares	—	(254,000,000)	—	(254,000,000)
Total	$528,000	$(448,143,955)	—	$(447,615,955)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2012